Disaggregated Revenues - Schedule of Breakdown of Revenues by Service Type (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Breakdown of Revenues by Service Type [Line Items]
Revenues	$ 2,576,874	$ 4,338,827	$ 4,529,196
IPO sponsorship services [Member]
Schedule of Breakdown of Revenues by Service Type [Line Items]
Revenues	105,497	257,775	2,872,152
Underwriting and placing services [Member]
Schedule of Breakdown of Revenues by Service Type [Line Items]
Revenues			469,667
Referral services [Member]
Schedule of Breakdown of Revenues by Service Type [Line Items]
Revenues		1,594,619
Referral services – related party [Member]
Schedule of Breakdown of Revenues by Service Type [Line Items]
Revenues	769,231
General advisory services [Member]
Schedule of Breakdown of Revenues by Service Type [Line Items]
Revenues	817,662	1,648,747	594,872
Independent financial advisory services [Member]
Schedule of Breakdown of Revenues by Service Type [Line Items]
Revenues	173,590	98,910	145,949
Compliance advisory services [Member]
Schedule of Breakdown of Revenues by Service Type [Line Items]
Revenues	232,353	738,776	446,556
Course materials supplying [Member]
Schedule of Breakdown of Revenues by Service Type [Line Items]
Revenues	$ 478,541